Class D Shares [Member] Performance Management - Class D Shares - Janus Henderson U.S. Dividend Income Fund	Jul. 28, 2025
Prospectus [Line Items]
Performance Additional Market Index [Text]	Effective July 28, 2025, the Fund’s additional benchmark index is the S&P 500 Dividend Aristocrats Index as it has investment characteristics similar to the Fund.
Performance Table Heading	Average Annual Total Returns (periods ended 12/31/24)
Performance Table Narrative
Effective November 27, 2024, the Fund changed its broad-based securities market index from the Russell 1000 Value Index to the Russell 1000 Index due to regulatory requirements. The Fund retained the Russell 1000 Value Index as a performance benchmark because the Russell 1000 Value Index is more closely aligned with the Fund’s investment strategies and investment restrictions. Effective July 28, 2025, the Fund’s additional benchmark index is the S&P 500 Dividend Aristocrats Index as it has investment characteristics similar to the Fund. The indices are described below.
•	The Russell 1000 Index measures the performance of the large‑cap segment of the U.S. equity universe.
•	The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price‑to‑book ratios and lower forecasted growth values.
•	The S&P 500 Dividend Aristocrats Index measures the performance of S&P 500 companies that have increased dividends every year for the last 25 consecutive years.

Performance Table Market Index Changed	Effective November 27, 2024, the Fund changed its broad-based securities market index from the Russell 1000 Value Index to the Russell 1000 Index due to regulatory requirements.